INVESTMENTS (Tables)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
The summarized financial information and results of the Company’s equity method investment in Brookfield Asset Management ULC as at June 30, 2023 and December 31, 2022, and for the three and six months ended June 30, 2023 are outlined in the tables below:

AS AT JUNE 30, AND DECEMBER 31, (MILLIONS)	2023	2022

Cash	$2,918	$3,545
Investments	7,364	6,877
Assets	14,060	14,087
Liabilities	2,590	2,670
Preferred shares redeemable non-controlling interest	2,032	1,811
Equity	9,438	9,606

FOR THE PERIODS ENDED JUNE 30, (MILLIONS)	Three Months Ended	Six Months Ended
	2023	2023

Revenues	$985	$2,039
Expenses	(350)	(816)
Net income	580	1,096
Net (income) loss attributable to preferred share redeemable non-controlling interest	(90)	(71)
Net (income) loss attributable to non-controlling interest	(35)	(54)
Net income attributable to the common stockholders	455	971

The summarized financial information of Brookfield Asset Management ULC as at and for the period ended December 31, 2022 is as follows:

AS AT DECEMBER 31, 2022 (MILLIONS)
Cash	$3,545
Investments	6,877
Assets	14,087
Liabilities	2,670
Preferred shares redeemable non-controlling interest	1,811
Equity	9,606

FOR THE PERIOD ENDED DECEMBER 31, 2022 (MILLIONS)
Revenues	$174
Expenses	(61)
Net income	84
Net (income) attributable to redeemable non-controlling interest in consolidated funds	(6)
Net (income) attributable to preferred share redeemable non-controlling interest	(35)
Net income attributable to common stockholders	43

AS AT DECEMBER 31, 2022 (MILLIONS)
Investments	$2,378
Due from affiliates	4

VIE related assets	2,382
Accounts payable	781

Due to affiliates	3

Maximum exposure to loss	$3,166